Contingent Liabilities and Financial Commitments - US Tobacco Litigation - Additional Information (Details)			12 Months Ended		36 Months Ended
	Dec. 31, 2018 CASE	Aug. 17, 2006 SUBJECT	Dec. 31, 2021 USD ($) CASE CLASSACTION REIMBURSEMENT DISTRICTCOURT	Dec. 31, 2021 GBP (£) CASE CLASSACTION REIMBURSEMENT DISTRICTCOURT	Dec. 31, 2021 CASE CLASSACTION REIMBURSEMENT	Sep. 22, 1999 USD ($)	Sep. 22, 1999 GBP (£)
Disclosure Of Commitments And Contingencies [Line Items]
Number of punitive damage cases					2
Industry claim for disgorgement						$ 280,000,000,000	£ 206,700,000,000
Number of brand descriptors directed by court for corrective communications | SUBJECT		5
Number Of Class Actions In Lawsuit | CLASSACTION			16	16	16
Class action alleged Excess amount that plaintiffs seeking			$ 5,000,000	£ 3,700,000
Percentage of Additive-Free in Natural American Spirit Brand Cigarettes			100.00%	100.00%
US Tobacco Related Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number Of Class Action Raised Allegation Against Plaintiffs Seeking Excess of Five Million US Dollars | CLASSACTION			16	16
Number Of Class Action Raised Allegation Against Plaintiffs Seeking Less Than Seventy Five Thousand US Dollars | CLASSACTION			1	1
Jones v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date			1998-12	1998-12
Other putative class action case activities current | CLASSACTION			0	0
Young v. American Tobacco Co.
Disclosure Of Commitments And Contingencies [Line Items]
Other putative class action case filed date			1997-11	1997-11
Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases dismissed during trial					4
Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases awaiting decision					1
New York
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases dismissed during trial					1
Connecticut
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases dismissed during trial					1
Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Class action alleged maximum amount that plaintiffs seeking			$ 75,000	£ 55,370
R J R T B And W And Lorillard Tobacco | Crow Creek Sioux Tribe and American Tobacco Co
Disclosure Of Commitments And Contingencies [Line Items]
Number reimbursement pending | REIMBURSEMENT			1	1	1
Other medical reimbursement suits pending | REIMBURSEMENT			0	0
British American Tobacco Investments Defendant
Disclosure Of Commitments And Contingencies [Line Items]
Number of tobacco product liability cases served as a co-defendant			1	1
Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs					24
Number of cases dismissed during trial					6
Reynolds Defendants | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					11
Total number of cases affirmed in favour of plaintiffs					21
Reynolds Defendants | Oregon
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					1
Reynolds Defendants | Massachusetts
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of defendants					3
Total number of cases affirmed in favour of plaintiffs					2
Reynolds Defendants | NEW MEXICO
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases affirmed in favour of plaintiffs					1
SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Percentage of Additive-Free in Natural American Spirit Brand Cigarettes			100.00%	100.00%
Total Number of Putative Class Actions Filed | CLASSACTION			16	16	16
Motion in Part Granted Date			Dec. 21, 2017	Dec. 21, 2017
Hearing Period			5 days	5 days
United States | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			151	151	151
United States | R J R T B And W And Lorillard Tobacco
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case	1		2,573	2,573
United States | UK Based Group Company Excluding British American Tobacco Investments Defendant
Disclosure Of Commitments And Contingencies [Line Items]
Total number of tobacco product liability case			0	0
United States | US Tobacco Litigation
Disclosure Of Commitments And Contingencies [Line Items]
Category of case			4	4
United States | Reynolds Defendants
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			57	57	57
Number of cases defendants					53
Number of cases, mistrials declared					5
Total number of cases affirmed in favour of defendants					15
United States | Reynolds Defendants | Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials			Dec. 31, 2021	Dec. 31, 2021
United States | Reynolds Defendants | Top of Range
Disclosure Of Commitments And Contingencies [Line Items]
Period of scheduled trials			Dec. 31, 2022	Dec. 31, 2022
United States | Reynolds Defendants | Individual Smoking and Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			39	39	39
United States | Reynolds Defendants | Filter Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			15	15	15
United States | Reynolds Defendants | Other Non Smoking And Health Cases
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases scheduled for trial			3	3	3
United States | SFNTC
Disclosure Of Commitments And Contingencies [Line Items]
Number of District Courts Filed Class Actions Cases | DISTRICTCOURT			9	9